Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	As of June 30,
	2022	2021
Capitalized software development costs	$1,948,008	$553,924
Distribution channel	970,424	—
Technology	462,818	—
Other	4,133	—
	3,385,383	553,924
Less: Accumulated amortization	(39,964)	—
Intangible assets, net	$3,345,419	$553,924

Schedule of estimated future amortization expense related to intangible assets
Year ended June 30,
2023	$503,814
2024	576,651
2025	559,448
2026	542,245
2027	525,042
Thereafter	638,219
Total	$3,345,419